Income Taxes - Deductible temporary differences and tax loss and interest carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	€ 34,205	€ 15,207
Addition	25,410	18,998
Deductions	3,037
Unrecognized deferred tax assets, Ending balance	56,578	34,205
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	20,313	3,834
Addition		16,479
Deductions	3,037
Unrecognized deferred tax assets, Ending balance	17,276	20,313
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	11,540	11,373
Addition	24,099	167
Unrecognized deferred tax assets, Ending balance	35,639	11,540
Interest carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	2,352
Addition	1,311	2,352
Unrecognized deferred tax assets, Ending balance	€ 3,663	€ 2,352